SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
June 4, 2024
PRO_SAISTKR24-42